Prepayments, Receivables and Other Assets (Details) - Schedule of prepayments, receivables and other assets - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Prepayments Receivables And Other Assets Abstract
Staff IOU		$ 2,197,130
Receivable from a third-party company	575,773	572,362
Others	288,936	180,370
Total prepayments, receivables and other assets	864,709	2,949,862
Less: allowance for doubtful accounts		(1,090,759)
Prepayments, receivables and other assets, net	$ 864,709	$ 1,859,103